Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

15.   Related party transactions

Anglo Ardmore Ship Management Limited ("AASML")

AASML is a 50% joint venture entity owned in equal share by the third-party technical manager Anglo-Eastern and Ardmore Shipping (Bermuda) Limited. AASML is accounted for under the equity method of accounting. The carrying value of the investment as at December 31, 2021 and 2020 was not significant. AASML was incorporated in June 2017 and began providing technical management services exclusively to the Ardmore fleet on January 1, 2018.

The Company has entered into standard Baltic and International Maritime Council (“BIMCO”) ship management agreements with AASML for the provision of technical management services to 17 vessels of the Company’s fleet as at December 31, 2021 (2020: 17 vessels). AASML provides the vessels with a wide range of shipping services such as repairs and maintenance, provisioning and crewing.

Total management fees paid to AASML for the year ended December 31, 2021 were $3.0 million (2020: $2.8 million and 2019: $3.0 million), which are included in vessel operating expenses in the consolidated statement of operations. Amounts due from/(to) AASML in respect of management fees were $Nil as at December 31, 2021 (2020: $Nil). Advances to AASML for technical management services as at December 31, 2021 were $2.2 million (2020: $1.9 million) and are included in Advances and deposits in the consolidated balance sheets. Amounts payable to AASML for technical management services as at December 31, 2021 were $1.2 million, with $0.9 million included in Accounts payable and $0.3 million included in Accrued expenses and other liabilities in the consolidated balance sheets.